Submission	Oct. 26, 2026
Submission [Line Items]
Central Index Key	0001975736
Registrant Name	KKR FS Income Trust Select
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES